Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stock Options and Warrants [Abstract]
Schedule of weighted-average grant date assumptions used to estimate the fair value of options and stock appreciation rights granted
December 31, 2015

Expected volatility	100-150%
Dividend yield	0.00%
Risk-free interest rate	1.10–2.15%
Expected life (in years)	3.0-6.8

Schedule of stock-based award activity
			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
Balance, December 31, 2015	308,464	$13.61	6.07	$—
Forfeited during 2016	(40,914)	11.69	—	—
Granted during 2016	6,000	4.31	9.75	—
Balance, September 30, 2016	273,550	$13.70	5.27	$—
Exercisable on September 30, 2016	192,394	$15.00	5.19	$—

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
Balance, December 31, 2014	267,257	$15.00	6.51	$47,000
Forfeited during 2015	(21,033)	17.00	—	—
Granted during 2015	62,240	8.30	—	—
Balance, December 31, 2015	308,464	$13.61	6.07	$—
Exercisable on December 31, 2015	151,576	$15.38	5.38	$—

Schedule of information about stock options outstanding and exercisable
	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
	Number	Remaining	Average	Number	Average
Exercise	of	Contractual	Exercise	of	Exercise
Prices	Shares	Life	Price	Shares	Price
		(In years)
$0–$10.00	99,840	7.04	$7.46	50,771	$7.68
$10.01–$15.00	31,100	7.16	$12.50	18,730	$12.50
$15.01–$20.00	122,766	3.50	$17.50	104,381	$17.50
$20.01–$25.00	19,844	4.30	$23.40	18,512	$23.58

	273,550	5.27	$13.70	192,394	$15.00

	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
	Number	Remaining	Average	Number	Average
Exercise	of	Contractual	Exercise	of	Exercise
Prices	Shares	Life	Price	Shares	Price
		(In years)
$0–$10.00	118,840	7.74	$7.74	38,884	$7.71
$10.01–$15.00	34,888	7.87	$12.50	11,520	$12.50
$15.01–$20.00	132,178	4.25	$17.50	82,235	$17.50
$20.01–$25.00	22,558	4.96	$23.47	18,937	$23.67

	308,464	6.07	$13.61	151,576	$15.38

Schedule of restricted stock activity
		Weighted-
		Average
		Grant
	Shares	Price
Unvested Balance, December 31, 2014	15,720	$0.05
Repurchase of unvested restricted shares	—	—
Vested	(15,720)	$0.05
Unvested Balance, December 31, 2015	—	$—

Schedule of stock based compensation expense
	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Research and development	$113,000	$148,000	$423,000	$443,000
General and administrative	187,000	224,000	604,000	670,000
	$300,000	$372,000	$1,027,000	$1,113,000

	Year ended December 31
	2015	2014
Research and development	$583,000	$1,435,000
General and administrative	902,000	2,025,000
Total	$1,485,000	$3,460,000

Schedule of activity for warrants outstanding, exchanged, and issued

Balance outstanding at December 31, 2014	195,686	$26.94
Exchanged for Common Stock	(81,942)	5.50
Issued for Senior Notes and Notes Amendments	269,785	12.50
Issued for services	5,514	12.50
Issued for letter of credit guarantee	74,000	12.50
Issued pursuant to PIPE investment	312,500	12.50
Balance outstanding at September 30, 2015	775,543	$12.04

Schedule of warrants outstanding
	Issue Date	Expiry Date	Number of Warrants	Exercise Price per Share
2013 Services Warrants—July	Jul-13	Jul-18	9,494	$37.50
2013 Services Warrants—August	Aug-13	Aug-18	729	37.50
2013 Services Warrants—November	Nov-13	Nov-18	2,400	50.00
2014 Services Warrants—April(1)	Apr-14	Apr-19	13,657	39.00
2014 Services Warrants—September(2)	Aug-14	Aug-19	16,000	25.00
2014 PIPE Warrants—September(3)	Sept-14	Sept-18	26,500	25.00
2014 Services Warrants—November(4)	Nov-14	Nov-18	6,500	25.00
2014 Settlement Warrants—December(5)	Dec-14	Dec-19	38,464	25.00
2015 Notes Warrants(6) (14)	Apr/May-15	Apr/May-20	219,785	4.00
2015 Services Warrants—May(7)	May-15	May-20	5,514	12.50
2015 LOC Guarantee Warrants—November (8)	Nov-15	Nov-20	74,000	15.00
2015 Debt Amendment Warrants—December (9), (15)	Dec-15	Dec-20	50,000	4.00
2015 PIPE Warrants—December (10), (15)	Dec-15	Dec-20	312,500	4.00
2016 Debt Amendment Warrants—February (11), (15)	Feb-16	Feb-21	50,000	4.00
2016 Debt Amendment Warrants—March (12), (15)	Mar-16	Mar-21	500,000	4.00
2016 Junior Debt Warrants (13)	Sep-16	Aug-21	124,999	4.00
Balance outstanding at September 30, 2016			1,450,542	$6.50
Warrants exercisable at September 30, 2016			1,376,542	$6.04

	Issue Date	Expiry Date	Number of Warrants	Exercise Price per Share
2013 Services Warrants—July	Jul-13	Jul-18	9,494	$37.50
2013 Services Warrants—August	Aug-13	Aug-18	729	37.50
2013 Services Warrants—November	Nov-13	Nov-18	2,400	50.00
2014 Services Warrants—April(1)	Apr-14	Apr-19	13,657	39.00
2014 Services Warrants—September(2)	Aug-14	Aug-19	16,000	25.00
2014 PIPE Warrants—September(3)	Sept-14	Sept-18	26,500	25.00
2014 Services Warrants—November(4)	Nov-14	Nov-18	6,500	25.00
2014 Settlement Warrants—December(5)	Dec-14	Dec-19	38,464	25.00
2015 Senior Notes Warrants(6)	Apr/May-15	Apr/May-20	219,785	12.50
2015 Services Warrants—May(7)	May-15	May-20	5,514	12.50
2015 LOC Guarantee Warrants – November (8)	Nov-15	Nov-20	74,000	15.00
2015 Debt Amendment Warrants – December (9)	Dec-15	Dec-20	50,000	12.50
2015 PIPE Warrants – December (10)	Dec-15	Dec-20	312,500	5.00
Balance outstanding at December 31, 2015			775,543	$12.04
Warrants exercisable at December 31, 2015			701,543	$11.73